PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Feb. 29, 2020	Feb. 28, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 602,218	$ 462,783
Less: accumulated depreciation	(235,562)	(174,906)
Property and equipment, net	366,656	287,877
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	59,489	62,151
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property and equipment, gross	316,528	247,898
Computer, network equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	178,876	121,967
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	704	598
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30,596	$ 30,169
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 16,025